FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 8) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Derivative financial instruments	$ 599	$ 51
Financial liabilities
Derivative financial instruments	(732)	(138)
Earn Out Consideration	(8,061)
Level 1
Financial assets
Derivative financial instruments	0	0
Financial liabilities
Derivative financial instruments	0	0
Earn Out Consideration	0
Level 2
Financial assets
Derivative financial instruments	599	51
Financial liabilities
Derivative financial instruments	(732)	(138)
Earn Out Consideration	0
Level 3
Financial assets
Derivative financial instruments	0	0
Financial liabilities
Derivative financial instruments	0	$ 0
Earn Out Consideration	$ (8,061)